SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	15,932,542	15,407,677	15,839,542	12,911,513
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	7,780,190	6,205,190
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	7,221,685	7,561,820	7,078,685	5,113,990
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	930,667	1,640,667	980,667	1,807,333